Severance Indemnities And Pension Plans (Amounts Recognized In Accumulated OCI) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	¥ 336,312	¥ 488,936
Prior service cost	(34,787)	(46,580)
Gross amount recognized in Accumulated OCI	301,525	442,356
Taxes	(133,606)	(183,884)
Net amount recognized in Accumulated OCI	167,919	258,472
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	57,474	98,654
Prior service cost	1,129	386
Gross amount recognized in Accumulated OCI	58,603	99,040
Taxes	(23,063)	(38,585)
Net amount recognized in Accumulated OCI	35,540	60,455
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	3,585	8,314
Prior service cost	(41)	(100)
Gross amount recognized in Accumulated OCI	3,544	8,214
Taxes	(767)	(3,212)
Net amount recognized in Accumulated OCI	¥ 2,777	¥ 5,002